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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                               September 16, 2011

Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408)(CIK 1472904)
                   -------------------------------------------

Mr. Brown:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 5 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Multi Enhanced Return Investment Trust, High 50(SM) September 2011 Series (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown on May 3, 2011 and filed Amendment No. 1 to the Registration Statement in response to such comments on May 24, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on June 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 2 to the Registration Statement in response to such comments on June 16, 2011. On July 29, 2011 we filed Amendment No. 3 to the Registration Statement reflecting certain other changes to the trust. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on August 29, 2011, the staff requested that we make certain other changes and we filed Amendment No. 4 to the Registration Statement in response to such comments on September 2, 2011.

     In a subsequent telephone conversation between Kieran G. Brown and Matthew
T. Wirig on September 14, 2011, the staff requested that we add additional disclosure about the risks associated with investments in common stocks under "Investment Summary--Principal Risks". Disclosure has been added in accordance with your comment. The Sponsor has also been able to obtain better terms on the Options and we have made revisions under "Investment Summary--Principal Investment Strategy", "Investment Summary--Principal Investment Risks" and "Understanding Your Investment--Option Expiration Examples" to reflect a slightly lower Protection Fee Factor. In addition, we have revised the prospectus to reflect certain other minor changes.

     An appropriate amendment to the Registration Statement will be filed with the Commission at the time the Sponsor deposits securities, accompanied by the request of the Sponsor that the Registration Statement be made effective.





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     If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.
                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson



















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